INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by our subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
(a) Income Tax Expense (Recovery)
The Company’s income tax expense (recovery) is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Current tax:
Current tax on profits for the year	$103	$—	$36
Adjustments in respect of prior years	13	3	(15)
Total current tax expense	116	3	21
Deferred tax:
Origination and reversal of temporary differences	180	53	(4)
Change in tax rates and imposition of new legislation	(314)	(35)	—
Adjustments in respect of prior years	(16)	(4)	14
Total deferred tax expense (recovery)	(150)	14	10
Total income tax expense (recovery)	$(34)	$17	$31
The below reconciliation of the Company’s income tax expense (recovery) has been prepared using a weighted average statutory income tax rate, which is calculated as the sum of total assets in each jurisdiction in which our subsidiaries operate in the given year, multiplied by that jurisdiction’s applicable statutory tax rate.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Net income before income taxes	$1,213	$814	$532
Income tax expense at weighted average statutory tax rate	249	140	87
Tax effect of:
International operations subject to different tax rates	(182)	(84)	(59)
Change in tax rates and imposition of new tax legislation	(314)	(35)	—
Impact of internal reorganization(1)	160	—	—
Other	53	(4)	3
Total income tax expense (recovery)	$(34)	$17	$31
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(1)Represents an income tax expense arising from an internal reorganization through intercompany reinsurance transactions, whereby certain assets and liabilities were transferred from a Cayman-domiciled subsidiary to a subsidiary domiciled in the U.S.
The following table presents a reconciliation of income tax rate from statutory rate to effective rate:

FOR THE YEARS ENDED DEC. 31	2024	2023	2022
Weighted average statutory tax rate	20.5%	17.3%	16.4%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(15.0)%	(10.3)%	(11.2)%
Change in tax rates and imposition of new tax legislation	(25.9)%	(4.3)%	—%
Impact of internal reorganization	13.2%	—%	—%
Other	4.4%	(0.5)%	0.6%
Effective income tax rate	(2.8)%	2.2%	5.8%
(b) Deferred Tax Asset
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Deferred tax asset, beginning of year	$432	$490	$44
Recognized in net (income) loss	324	(14)	(10)
Acquisition from business combination	50	51	369
Recognized in equity	(45)	(99)	86
Foreign exchange and other	(1)	4	1
Deferred tax asset, end of year	$760	$432	$490
Deferred tax asset recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2024	2023
Non-capital loss carryforwards	$189	$93
Investments	130	296
Insurance-related liabilities	(371)	(60)
Other policyholder funds	60	58
Deferred policy acquisition costs	(77)	(4)
Tax credit carryforwards	15	8
Bermuda corporate income tax(1)	399	35
Value of business acquired and other intangible assets	65	40
Reinsurance recoverables	347	—
Other	3	(34)
Total deferred tax asset	$760	$432
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(1)Refer to section “Pillar Two and Bermuda Corporate Income Tax Regime” within this note for details.
The Company evaluates the deferred tax asset based on, among other factors, historical operating results, expectation of future profitability, and the duration of the applicable statutory carryforward periods for tax attributes. Based on the evaluation of the deferred tax asset as of December 31, 2024, the Company determined that the deferred tax asset would be realized within the applicable statutory carryforward.
(c) Deferred Tax Liability
The gross movement on the deferred tax liability is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Deferred tax liability, beginning of year	$—	$—	$—
Recognized in net income (loss)	174	—	—
Acquisition from business combination	254	—	—
Recognized in equity	47	—	—
Deferred tax liability, end of year	$475	$—	$—
Deferred tax liability recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2024	2023
Non-capital loss carryforwards	$(514)	$—
Investments	(1,314)	—
Insurance-related liabilities	3,763	—
Deferred policy acquisition costs	132	—
Tax credit carryforwards	(73)	—
Value of business acquired and other intangible assets	2,155	—
Reinsurance recoverables	(3,590)	—
Other	(84)	—
Total deferred tax liability	$475	$—
Refer to Note 24 for deferred income tax recovery (expense) recognized in OCI.
(d) Pillar Two and Bermuda Corporate Income Tax Regime
The Company is incorporated under the laws of Bermuda and is not required to pay any taxes in Bermuda based upon income or capital gains. However, in December 2023, the Government of Bermuda enacted a corporate income tax (“CIT”) regime, designed to align with the OECD’s global minimum tax rules. The Corporate Income Tax Act 2023 came into operation in its entirety on January 1, 2025. The regime applies a 15% CIT to Bermuda businesses that are part of MNE groups with annual revenue of €750 million or more. As a result of this new regime, the Company recognized a deferred tax asset of $35 million as of December 31, 2023.
The new Bermuda CIT introduced an economic transition adjustment (“ETA”) which allows for an elective increase or decrease in the tax basis of assets and liabilities (excluding goodwill) held as of September 30, 2023 to fair value. It also allows for the recognition of a DTA related to the value of “identifiable intangible assets” that may be amortized over 10 years, beginning January 1, 2025. Examples of identifiable intangible assets include brand and trade names, software, customer relationships and the value of in-force insurance business. On January 16, 2024, the Government of Bermuda clarified that the ETA can be applied to “customer or supplier relationships between separate legal entities, whether intragroup or with third parties”. With the release of this additional guidance by the Government of Bermuda as well as the increase of forecasted taxable income in Bermuda following the Company’s acquisition of AEL, the Company recognized additional deferred tax assets totaling $364 million in the second quarter of 2024 ($314 million of which was recognized through earnings and $50 million of which was recognized through equity upon the acquisition of AEL).
The Company has foreign operating subsidiaries principally located in Bermuda, the U.S., Canada and the Cayman Islands, as well as the United Kingdom. The United Kingdom enacted legislation in July 2023, implementing certain provisions of Pillar Two and has introduced amendments to implement the undertaxed payment rule (“UTPR”). The adoption of the UTPR in the United Kingdom (and other jurisdictions) would enable adopting jurisdictions to impose taxes on a portion of an MNE’s global profits that are subject to an effective tax rate below the 15% minimum rate. On June 20, 2024, Canada enacted new legislation imposing a 15% global minimum tax on profits. The legislation applies retroactively and implements an income inclusion rule and a qualified domestic minimum top-up tax for fiscal years that begin on or after December 31, 2023. The UTPR rule will be effective for accounting periods beginning on or after December 31, 2024. The U.S. and the Cayman Islands have not yet passed legislation with respect to Pillar Two.
The Company continues to evaluate the impact of the global minimum tax requirements by monitoring the legislative changes and future developments in relation to Pillar Two across jurisdictions in which the Company operates and assessing their impact on our operations and financial statements. The Company will accrue any liabilities related to Pillar II (or Bermuda CIT) as the corresponding accounting income is recognized.
(e) Changes in U.S. Tax Legislation
In August 2022, the U.S. government enacted the Inflation Reduction Act of 2022 (the “IRA”). The IRA contains a number of tax-related provisions, most notably a 15% corporate alternative minimum tax (“CAMT”) that applies to certain large corporations, including us. To the extent the Company has incurred any liabilities in relation to CAMT, the Company has recorded a deferred tax asset with an offsetting increase to current taxes owed. Similarly, the Company has recorded a current tax expense with an offsetting deferred tax recovery. In 2024, the Company recorded $73 million of current tax expense related to CAMT, with an offsetting deferred tax recovery booked concurrently. CAMT does not have a material impact on the effective tax rate of the Company.